Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Income Statements [abstract]
Sales (note 23)	$ 278,966	$ 257,187
Cost of sales (note 24)	168,745	172,606
Mine operating income	110,221	84,581
Other Expenses [abstract]
General and administration (note 25)	35,086	29,805
Exploration and evaluation	1,196	2,411
Share of loss from associates	76	225
Foreign exchange loss (note 6)	12,197	13,335
Other expenses (note 26)	4,428	4,611
Operating expenses (income), total	52,983	50,387
Operating Income	57,238	34,194
Other income (loss)
Investment gains (note 6)	3,306	11,024
Interest and finance costs, net (note 27)	(1,413)	(24)
Loss on derivatives	(176)	(1,223)
Financial income (expense), total	1,717	9,777
Financing items
Interest income	(1,217)	(1,838)
Interest expense	1,510	857
Income before income taxes	58,955	43,971
Income taxes (note 28)
Current income tax expense	38,818	32,631
Deferred income tax (recovery)	(1,416)	(12,456)
Total tax expense	37,402	20,175
Net income for the year	$ 21,553	$ 23,796
Earnings per share (note 22)
Basic	$ 0.12	$ 0.15
Diluted	$ 0.12	$ 0.14
Weighted average number of common shares outstanding during the period (000's)
Basic	174,993	160,193
Diluted	186,073	164,525